MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Principal repayments
Principal repayments of borrowings	$ 14,232	$ 12,160
Principal repayment of borrowings	14,232	12,160
Non-recourse borrowings of managed entities	220,560	221,550
Subsidiary equity obligations	4,759	4,145
Interest expense
Corporate borrowings	8,973	6,264
Non-recourse borrowings	64,758	69,587
Subsidiary equity obligations	2,603	1,529
Insurance contracts that are liabilities	9,801	8,882
Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	16,802	16,993
Less than 1 year
Principal repayments
Principal repayments of borrowings	1,258
Principal repayment of borrowings		604
Non-recourse borrowings of managed entities	49,898	56,854
Subsidiary equity obligations	182	932
Interest expense
Corporate borrowings	620	520
Non-recourse borrowings	11,888	13,461
Subsidiary equity obligations	176	169
Commercial paper and credit facility draws outstanding	767	31
Less than 1 year | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,211	1,131
2 to 3 Years
Principal repayments
Principal repayments of borrowings	1,430
Principal repayment of borrowings		1,631
Non-recourse borrowings of managed entities	50,501	54,360
Subsidiary equity obligations	779	774
Interest expense
Corporate borrowings	1,135	948
Non-recourse borrowings	19,311	20,000
Subsidiary equity obligations	331	253
2 to 3 Years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	2,249	2,044
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	2,049
Principal repayment of borrowings		1,434
Non-recourse borrowings of managed entities	54,518	48,795
Subsidiary equity obligations	115	44
Interest expense
Corporate borrowings	992	821
Non-recourse borrowings	12,693	13,970
Subsidiary equity obligations	302	174
Later than four years and not later than five years [member] | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,811	1,638
Greater than 5 years
Principal repayments
Principal repayments of borrowings	9,495
Principal repayment of borrowings		8,491
Non-recourse borrowings of managed entities	65,643	61,541
Subsidiary equity obligations	3,683	2,395
Interest expense
Corporate borrowings	6,226	3,975
Non-recourse borrowings	20,866	22,156
Subsidiary equity obligations	1,794	933
Greater than 5 years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	$ 11,531	$ 12,180